OTHER PAYABLE (Details)			1 Months Ended	3 Months Ended	9 Months Ended
	Jan. 29, 2025 USD ($)	Jan. 28, 2025 USD ($) shares	Jan. 31, 2025 USD ($) item $ / shares shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 USD ($) shares
OTHER PAYABLE
Overdue liabilities agreed to be settled in shares			$ 8,908,000
Percentage of lowest volume weighted average price in five day period			85.00%
Valuation period			5 days
Purchase price | $ / shares			$ 0.02
Loss on extinguishment of other liabilities	$ 2,716,000
Other payable			$ 11,624,000	$ 3,311,000	$ 3,311,000
Percentage of lowest volume weighted average price in five day period in the event of default				75.00%	75.00%
Multiplier of shares needed to settle other liabilities to be kept in reserve | item			1.5
Minimum shares to be held in reserve as per share reserve requirement | shares			10,000,000
Shares held in reserve as per share reserve requirement | shares				255,869	255,869
Number of shares issued during settlement of liabilities | shares				0	13,744,131
Number of values issued during settlement of liabilities				$ 0	$ 8,712,000
Loss on extinguishment of debt				$ (2,919,000)	$ 2,095,000
Subsequent events
OTHER PAYABLE
Number of shares issued during settlement of liabilities | shares		13,744,131
Number of values issued during settlement of liabilities		$ 8,709,000